Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Jun. 30, 2026 USD ($) Integer	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Product Information [Line Items]
Number of operating segments | Integer	1
Number of reportable segments | Integer	1
Deposits	$ 160,096,315	$ 127,462,806
Inventory write off	197,829
Government grants	456,575	0	$ 225,085
Advertising expenses	$ 3,077,091	$ 2,829,990	$ 1,432,523
Two Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	26.00%		24.00%
Three Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage		30.00%